Level 4 Leases (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Rental expense	$ 3,700,000	$ 3,600,000	$ 7,300,000	$ 7,200,000	$ 14,300,000	$ 14,500,000	$ 14,200,000
Future Minimum Lease Payments [Abstract]
2013					12,346,000
2014					11,613,000
2015					10,919,000
2016					9,061,000
2017					8,520,000
Thereafter					36,723,000
Total					$ 89,182,000